Document and Entity Information	Jun. 07, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShare Capital Management LLC
Entity Address, Address Line Two	7272 Wisconsin Avenue
Entity Address, Address Line Three	21st Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(240)
Local Phone Number	497-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Proshares Vix Short Term Futures Etf [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares VIX Short-Term Futures ETF
Trading Symbol	VIXY
Security Exchange Name	CboeBZX
Proshares Ultra Vix Short Term Futures Etf [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra VIX Short-Term Futures ETF
Trading Symbol	UVXY
Security Exchange Name	CboeBZX
Proshares Ultra Bloomberg Natural Gas [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Bloomberg Natural Gas
Trading Symbol	BOIL
Security Exchange Name	NYSEArca